Other assets	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Assets [Abstract]
Disclosure of other assets [text block]
10.	Other assets

Non-current	March 31, 202 2	March 31, 20 21
Other deposits and receivables	2,136,850	846,508
	2,136,850	846,508

Financial assets included in other assets	447,940	375,802